Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net
Total Equipment	$ 2,876,763	$ 2,853,368	$ 2,043,936
Less: accumulated depreciation	(2,141,961)	(2,047,680)	(2,035,978)
Construction in process	1,545,000	1,545,000	1,588,000
Property and equipment, net	2,279,802	2,350,688	1,595,958
Leasehold Improvements [Member]
Property and Equipment, Net
Total Equipment	117,512	117,512	101,821
Trucking Equipment [Member]
Property and Equipment, Net
Total Equipment	911,377	911,377	845,102
Office Equipment Computer Equipment and Software [Member]
Property and Equipment, Net
Total Equipment	3,426	1,874	1,874
Lab equipment [Member]
Property and Equipment, Net
Total Equipment	747,469	725,626
Equipment & Installation [Member]
Property and Equipment, Net
Total Equipment	$ 1,096,979	$ 1,096,979	$ 1,095,139